SBA Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SBA Loan
SBA Loan

8. SBA Loan

In January 2021, the Company entered into a Paycheck Protection Program Term Note (the “Note”) with a lender pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the U.S. Small Business Administration (the “SBA”). The Company received total proceeds of $88,000, which management believes were used in accordance with the requirements of the CARES Act. Until the ten-month anniversary of the covered period of the Note (the “Deferment Period”), neither principal nor interest is due and payable. Interest will continue to accrue during the deferment period. After the Deferment Period, the outstanding principal of the Note that is not forgiven will convert to an amortizing term loan at an interest rate of 1% per annum requiring equal monthly payments of principal and interest. The Company is accounting for the Note using the debt model under ASC Topic 470. In August 2021, all amounts due pursuant to the Note, including accrued interest, were forgiven. As a result, the balance due under the Note was $0 as of June 30, 2022 and December 31, 2021.

8. SBA Loan

In January 2021, the Company entered into a Paycheck Protection Program Term Note (the “Note”) with a lender pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the U.S. Small Business Administration (the “SBA”). In January 2021, the Company entered into a second Paycheck Protection Program Term Note with the SBA. In January 2021 and May 2020, the Company received total proceeds of $88,000, which management believes was used in accordance with the requirements of the CARES Act. Until the ten-month anniversary of the covered period of the Note (the “Deferment Period”), neither principal nor interest is due and payable. Interest will continue to accrue during the deferment period. After the Deferment Period, the outstanding principal of the Note that is not forgiven will convert to an amortizing term loan at an interest rate of 1% per annum requiring equal monthly payments of principal and interest. The Company is accounting for the Note using the debt model under ASC Topic 470.

In August 2021, all amounts due pursuant to the Note, including accrued interest, were forgiven. As a result, the Company recognized other income of $88,000 during the year ended December 31, 2021, and the balance due under the Note was $0 as of December 31, 2021.